Changes in Equity and Earnings Per Share - Summary of Weighted Average Number of Ordinary and Restricted Shares (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares	1,972	1,959	1,957
Effect of stock lending	30	30	25
Effect of delivery of treasury shares	4	9	2
Weighted average number of ordinary and restricted shares at 31 December	2,007	1,998	1,984
Effect of share options, warrants and restricted stock units	38	39	42
Weighted average number of ordinary and restricted shares (diluted) at 31 December	2,045	2,037	2,026
Profit attributable to equity holders of AB InBev	$ 4,670	$ 1,405	$ 9,171
Exceptional items, before taxes (refer to Note 8)	614	3,103	323
Exceptional finance income/(cost), before taxes (refer to Note 11)	806	1,738	(882)
Exceptional taxes (refer to Note 8)	(346)	(155)	6
Exceptional non-controlling interest (refer to Note 8)	(20)	(228)	(108)
Profit from discontinued operations (refer to Note 21)	0	(2,055)	(424)
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	5,723	3,807	8,086
Mark-to-market (losses)/gains on certain derivatives related to the hedging of share-based payment programs (refer to Note 11)	23	1,211	(898)
Hyperinflation impacts	28	4	7
Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	$ 5,774	$ 5,022	$ 7,196
Ordinary restricted shares [member]
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Weighted average number of ordinary and restricted shares at 31 December	2,007	1,998	1,984